Material accounting policy information - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Expected loss rates payment period	5 years
Contractual payments period	180 days
Shipping and handling expenses	€ 23,596	€ 24,767	€ 26,325
Advertising expenses	5,957	5,986	5,936
Commission Expenses	€ 4,700	€ 5,327	€ 5,861
Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Proportion of voting rights held in associate	20.00%
Bottom of range [member] | Software [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	3 years
Bottom of range [member] | Trademarks and patents [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	3 years
Bottom of range [member] | Other intangible assets [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	2 years
Bottom of range [member] | Buildings [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	30 years
Bottom of range [member] | Machinery and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	4 years
Bottom of range [member] | Office furniture and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	5 years
Bottom of range [member] | Retail gallery and store furnishing [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	3 years
Bottom of range [member] | Leasehold improvements [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	5 years
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Proportion of voting rights held in associate	50.00%
Top of range [member] | Software [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	5 years
Top of range [member] | Trademarks and patents [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	5 years
Top of range [member] | Other intangible assets [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	5 years
Top of range [member] | Buildings [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	50 years
Top of range [member] | Machinery and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years
Top of range [member] | Office furniture and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years
Top of range [member] | Retail gallery and store furnishing [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	4 years
Top of range [member] | Leasehold improvements [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years